Equity (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Schedule of Share Capital	Composition of share capital as of June 30, 2023, June 30, 2022, and December 31, 2022:
	June 30, 2023		December 31, 2022		June 30, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary Shares of no par value each	75,000,000	282,782	75,000,000	261,494	25,714,286	135,644

Schedule of Issued and Outstanding Share Capital	Issued and outstanding share capital:
Number of ordinary shares
Balance at January 1, 2023	261,494

Issuance of share capital – in respect of investment in affiliate (Note 6e)	13,858

Shares issued to consultants (Note 6e)	7,134

Issuance of share capital – in respect of shelf prospectus (Note 6e)	296

Balance at June 30, 2023	282,782